THE AB POOLING PORTFOLIOS
-AB Short Duration Bond Portfolio
-AB Global Core Bond Portfolio
-AB Bond Inflation Protection Portfolio

Supplement dated February 10, 2016 to the Prospectus dated December 31, 2015 of AB Pooling Portfolios (the "Prospectus").
Each of the Portfolios listed above is hereinafter referred to as a "Portfolio," or collectively, as the "Portfolios".
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Portfolio Managers
The following chart for each Portfolio replaces the chart under the heading "Portfolio Managers" in the summary section of the Prospectus for each Portfolio and reflects those persons responsible for day-to-day management of the Portfolio's portfolio.
AB Short Duration Bond Portfolio
Employee	Length of Service	Title
Michael S. Canter	Since February 2016	Senior Vice President of the Adviser
Shawn E. Keegan	Since 2006	Senior Vice President of the Adviser
Greg J. Wilensky	Since 2009	Senior Vice President of the Adviser

AB Global Core Bond Portfolio
Employee	Length of Service	Title
Paul J. DeNoon	Since 2009	Senior Vice President of the Adviser
Scott A. DiMaggio	Since 2011	Senior Vice President of the Adviser
Douglas J. Peebles	Since 2006	Senior Vice President of the Adviser
Matthew S. Sheridan	Since 2011	Senior Vice President of the Adviser

AB Bond Inflation Protection Portfolio
Employee	Length of Service	Title
Michael S. Canter	Since February 2016	Senior Vice President of the Adviser
Paul J. DeNoon	Since February 2016	Senior Vice President of the Adviser
Shawn E. Keegan	Since 2011	Senior Vice President of the Adviser
Greg J. Wilensky	Since 2005	Senior Vice President of the Adviser

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The following chart for each Portfolio replaces certain information under the heading "Management of the Portfolios - Portfolio Managers" in the Prospectus for each Portfolio.
AB Short Duration Bond Portfolio
AB Short Duration Bond Portfolio	Michael S. Canter; since February 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2011.
US Multi Sector Fixed Income Team	Shawn E. Keegan; since 2006; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2011.
	Greg J. Wilensky; since 2009; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2011.

AB Global Core Bond Portfolio
AB Global Core Bond Portfolio	Paul J. DeNoon; since 2009; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2011.
U.S. Global Fixed Income Investment Team	Scott A. DiMaggio; since 2011; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2011.
	Douglas J. Peebles; since 2006; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2011.
	Matthew S. Sheridan; since 2011; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2011.

AB Bond Inflation Protection Portfolio
AB Bond Inflation Protection Portfolio	Michael S. Canter; since February 2016; Senior Vice President of the Adviser	(see above)

	Paul J. DeNoon; since February 2016; Senior Vice President of the Adviser	(see above)

	Shawn E. Keegan; since 2011; Senior Vice President of the Adviser	(see above)
	Greg J. Wilensky; since 2005; Senior Vice President of the Adviser	(see above)

This Supplement should be read in conjunction with the Prospectus for the Portfolios.
You should retain this Supplement with your Prospectus for future reference.

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